Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2025
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(10) Earnings per Share (“EPS”)

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2025, 2024, and 2023 is set forth in the following table:

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2025:
Basic EPS
Net income available to common shareholders	$412,293	62,171,914	$6.63
Potential dilutive common shares	—	84,993
Diluted EPS	$412,293	62,256,907	$6.62
December 31, 2024:
Basic EPS
Net income available to common shareholders	$409,167	62,180,448	$6.58
Potential dilutive common shares	—	117,830
Diluted EPS	$409,167	62,298,278	$6.57
December 31, 2023:
Basic EPS
Net income available to common shareholders	$411,768	62,082,827	$6.63
Potential dilutive common shares	—	138,774
Diluted EPS	$411,768	62,221,601	$6.62